LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

16.LEASES

The Group’s leases mainly related to building and the rights to use the land. The total expense related to short-term leases were insignificant for period of 2018, 2019 and 2020, and sublease income of the Group which is recognized in revenues in the consolidated statements of comprehensive income were RMB123, RMB121 and RMB112 for the years ended December 31, 2018, 2019 and 2020, respectively. The Group recognizes a negative lease expense of RMB250 for 2020 under the relief as the Group elects using the variable lease expense approach.

A summary of supplemental information related to operating leases in 2019 and 2020 is as follows:

	Years Ended December 31,
	2019	2020
Lease cost:
Operating fixed lease cost	3,094	3,964
Finance lease cost	—	—
— Amortization of ROU assets	—	74
— Interest on lease liabilities	—	90
Short term lease cost	0	0
Variable lease cost	10	(171)
Total lease cost	3,104	3,957

Other information:
Weighted average remaining lease term
Operating leases	11 years	14 years
Finance leases	—	29 years
Weighted average discount rate
Operating leases	7.34%	6.23%
Finance leases	—	3.96%

Lease expense for all the Group’s leases (including fixed lease cost, variable lease cost and short-term lease cost) for the year ended December 31, 2018 were RMB2,641.

As of December 31, 2020, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter are as follows:

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2021	3,858	129
2022	3,826	144
2023	3,733	146
2024	3,660	147
2025	3,466	147
Thereafter	25,730	3,575

Total minimum lease payments	44,273	4,288

Less: amount representing interest	(13,819)	(1,760)

Present value of minimum lease payments	30,454	2,528

As of December 31, 2020, the Group has entered 31 lease contracts that the Group expects to account for as operating or finance leases, the future undiscounted lease payments for these non-cancellable lease contracts are RMB8,511, which is not reflected in the consolidated balance sheets.

As of December 31, 2019, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter were as follows:

Year Ending December 31,
2020	3,236
2021	3,231
2022	3,157
2023	3,031
2024	2,921
Thereafter	18,077

Total minimum lease payments	33,653

Less: amount representing interest	(11,598)

Present value of minimum lease payments	22,055

As of December 31, 2019, the Group has entered six lease contracts that the Group expects to account for as operating leases which is not reflected in the consolidated balance sheets but reflected in the table above as the leases have not commenced.